STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Unvested RSUs Activity
Unvested RSUs and PSUs outstanding at December 31, 2025 and changes during the period ended December 31, 2025 are as follows:

	RSUs		PSUs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Unvested at January 1	1,708	$78.06	—	$—
Granted	449	42.29	—	—
Vested	(396)	79.45	—	—
Forfeited	(3)	65.63	—	—
Unvested at March 30, 2025 prior to the Distribution adjustment	1,758	68.62	—	—
Unvested at March 31, 2025 after the Distribution adjustment	2,134	56.53	—	—
Granted in connection with the conversion of People Inc. SARs into unvested People Incorporated RSUs on April 15, 2025 (b)	562	33.77	—	—
Granted subsequent to April 15, 2025	738	34.15	210	33.77
Vested	(761)	65.43	—	—
Forfeited	(72)	41.59	—	—
Unvested at December 31	2,601	$43.03	210	$33.77
_____________________
(a)    Included in the table are PSUs which will vest in a varying amount depending upon the achievement of certain performance conditions. The PSU table above includes these awards at their maximum potential payout.
(b)    On April 15, 2025, the Company cancelled all outstanding People Inc. denominated stock appreciation rights and converted their intrinsic value into People Incorporated denominated RSUs. This modification did not result in any incremental stock-based compensation expense. The weighted average grant date fair value in the table above represents the closing stock price of the Company on April 15, 2025.

Schedule of Stock Options Outstanding
Stock options outstanding at December 31, 2025 and changes during the period ended December 31, 2025 are as follows:

	December 31, 2025
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Options Outstanding at January 1	2,449	$14.25
Granted	—	—
Exercised	(1,022)	15.33
Forfeited	—	—
Expired	—	—
Options Outstanding at March 30, 2025 prior to the Distribution adjustment	1,427	13.48
Options Outstanding at March 31, 2025 after the Distribution adjustment	1,732	11.11
Granted	—	—
Exercised	(1,294)	11.00
Forfeited	—	—
Expired	—	—
Options Outstanding at December 31	438	$11.44	0.8	$12,121
Options exercisable	438	$11.44	0.8	$12,121

Schedule of Information for Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2025	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2025	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price
	(Shares in thousands)
Less than $10.00	102	0.3	$7.64	102	0.3	$7.64
$10.01 to $15.00	336	1.0	12.60	336	1.0	12.60
	438	0.8	$11.44	438	0.8	$11.44